JPMorgan SmartRetirement 2030 Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan SmartRetirement 2030 Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 527
Expense Example, No Redemption, 3 Years	707
Expense Example, No Redemption, 5 Years	903
Expense Example, No Redemption, 10 Years	1,467
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	436
Expense Example, No Redemption, 5 Years	757
Expense Example, No Redemption, 10 Years	1,523
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	194
Expense Example, No Redemption, 5 Years	339
Expense Example, No Redemption, 10 Years	$ 761